Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Financial assets:
Derivative financial instruments	¥ 4,199,705	¥ 3,382,574
Financial liabilities:
Derivative financial instruments	3,656,651	3,051,773
At fair value [member]
Financial assets:
Derivative financial instruments	4,199,705	3,382,574
Investment securities at fair value through other comprehensive income	20,927,506	17,506,113
Financial liabilities:
Derivative financial instruments	3,656,651	3,051,773
Others	(10,824)	(2,294)
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,327,359	1,286,910
Financial liabilities:
Derivative financial instruments	1,159,971	1,112,778
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	53,977	63,617
Financial liabilities:
Derivative financial instruments	92,672	96,170
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	13,628	15,785
Financial liabilities:
Derivative financial instruments	14,368	11,924
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	5,301	10,271
Investment securities at fair value through other comprehensive income	415,865	412,347
Financial liabilities:
Derivative financial instruments	603	563
Others	(3,746)	(435)
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	344	274
Financial liabilities:
Derivative financial instruments	65	9
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	3,887	4,236
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	816	5,549
Financial liabilities:
Derivative financial instruments	538	554
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	517,218	562,136
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	20,736	18,711
Investment securities at fair value through other comprehensive income	415,865	412,347
At fair value [member] | Level 3 [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	¥ 254	¥ 212
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	73.00%	69.00%
Foreign exchange volatility	6.00%	8.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	85.00%	83.00%
Foreign exchange volatility	12.00%	14.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	19.00%	22.00%
Equity to equity correlation	38.00%	45.00%
Quanto correlation	(27.00%)	(28.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	67.00%	81.00%
Equity to equity correlation	92.00%	94.00%
Quanto correlation	(4.00%)	(4.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | CDO pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Additional withdrawal ratio		47.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%	90.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate volatility	3.00%
Interest rate to interest rate correlation	63.00%	53.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate volatility	7.00%
Interest rate to interest rate correlation	100.00%	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	10.00%	10.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	41.00%	42.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%	0.00%
Loss given default rate	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	40.00%	41.00%
Loss given default rate	100.00%	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
EV/EBITDA multiple		4.8
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple		7.5
Liquidity discount		0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple		13.4
Liquidity discount		20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	0.2	0.2
Price/Earnings multiple	12.2	7.9
EV/EBITDA multiple	5.6	6.3
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	2.3	2.3
Price/Earnings multiple	31.0	31.3
EV/EBITDA multiple	14.1	14.4
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	9.00%	9.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	12.00%	14.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | CDO pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Additional withdrawal ratio	47.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	20.00%	20.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	25.00%	30.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	27.00%	29.00%
Equity to equity correlation	37.00%	45.00%
Interest rate to interest rate correlation	24.00%	22.00%
Quanto correlation	(27.00%)	(28.00%)
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	39.00%	44.00%
Equity to equity correlation	92.00%	94.00%
Interest rate to interest rate correlation	100.00%	100.00%
Quanto correlation	65.00%	59.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%	90.00%